Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2026
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Beginning balance	¥3,432	¥50,743
Contribution to subsidiary	44,847	0
Transaction with noncontrolling interests	515	2,683
Adjustment of redeemable noncontrolling interests to redemption value	0	(1)
Comprehensive income (losses)
Net income (losses)	73	(280)
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(6)	(6)
Net change of foreign currency translation adjustments	402	(822)
Total other comprehensive income (losses)	396	(828)
Comprehensive income (losses)	469	(1,108)
Dividends	(1,077)	(714)

Ending balance	¥48,186	¥51,603